Schedule of Investments – Virtus Seix AAA Private Credit CLO ETF

April 30, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 86.7%

Antares CLO 2018-3 Ltd., Class A1R, Series 2024-3A (Cayman Islands), 5.86%, (3-Month SOFR + 1.59%), 07/20/36(1)(2)	$600,000	$594,814
Antares CLO 2019-2 Ltd., Class A1R, Series 2024-2A (Cayman Islands), 6.23%, (3-Month SOFR + 1.95%), 01/23/36(1)(2)	670,000	674,756
BCC Middle Market CLO 2024-1 LLC, Class A1, Series 2024-1A (Cayman Islands), 6.03%, (3-Month SOFR + 1.75%), 07/17/36(1)(2)	900,000	902,750
Bcred CLO 2024-2 LLC, Class A, Series 2024-2A (Cayman Islands), 5.82%, (3-Month SOFR + 1.50%), 01/20/37(1)(2)	800,000	798,369
BCRED MML CLO 2022-1 LLC, Class A1, Series 2022-1A, 5.92%, (3-Month SOFR + 1.65%), 04/20/35(1)(2)	1,000,000	1,000,450
BlackRock Elbert CLO V LLC, Class AR, Series 2022-5A, 6.15%, (3-Month SOFR + 1.85%), 06/15/34(1)(2)	999,750	1,000,252
BlackRock Maroon Bells CLO XI LLC, Class AR, Series 2024-1A, 5.86%, (3-Month SOFR + 1.60%), 01/15/38(1)(2)	1,000,000	990,861
BlackRock Shasta CLO XIII LLC, Class A1, Series 2024-1A, 6.11%, (3-Month SOFR + 1.85%), 07/15/36(1)(2)	600,000	600,887
Cerberus Loan Funding XLVIII LLC, Class AN, Series 2024-4A, 5.91%, (3-Month SOFR + 1.65%), 10/15/36(1)(2)	750,000	751,876
Churchill Middle Market CLO IV Ltd., Class AR, Series 2024-1A (Cayman Islands), 6.21%, (3-Month SOFR + 1.93%), 04/23/36(1)(2)	600,000	601,795
Deerpath Capital CLO 2021-1 Ltd., Class A1R, Series 2024-1A (Cayman Islands), 6.06%, (3-Month SOFR + 1.80%), 07/15/36(1)(2)	800,000	800,950
Deerpath Capital CLO 2023-2 Ltd., Class A2A, Series 2023-2A (United Kingdom), 7.31%, (3-Month SOFR + 3.05%), 01/15/36(1)(2)	500,000	503,547
Fortress Credit Opportunities XXI CLO LLC, Class A1TR, Series 2025-21A, 5.84%, (3-Month SOFR + 1.57%), 01/21/37(1)(2)	600,000	597,948
Golub Capital Partners CLO 17 Ltd., Class A1RR, Series 2025-17A, 5.77%, (3-Month SOFR + 1.47%), 02/09/39(1)(2)	750,000	741,407
Golub Capital Partners CLO 42m-R, Class A2R, Series 2024-42RA, 7.03%, (3-Month SOFR + 2.75%), 01/20/36(1)(2)	500,000	503,375
Golub Capital Partners CLO 46M Ltd., Class A1R, Series 2024-46A, 6.08%, (3-Month SOFR + 1.81%), 04/20/37(1)(2)	157,000	157,222
Golub Capital Partners CLO 67M, Class A1, Series 2023-67A, 6.80%, (3-Month SOFR + 2.50%), 05/09/36(1)(2)	438,000	438,448
Guggenheim MM CLO 2018-1 Ltd., Class A1, Series 2018-1A (Cayman Islands), 6.45%, (3-Month SOFR + 1.79%), 01/15/31(1)(2)	184,270	184,575
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

HIG Whitehorse Trinity CLO Ltd., Class A, Series 2024-1A (United Kingdom), 6.43%, (3-Month SOFR + 2.15%), 04/25/36(1)(2)	$750,000	$755,983
Hlend CLO 2025-3 LLC, Class A, Series 2025-3A, 5.67%, (3-Month SOFR + 1.40%), 01/20/37(1)(2)	600,000	597,108
Ivy Hill Middle Market Credit Fund XX Ltd., Class B, Series 2023-20A (United Kingdom), 7.77%, (3-Month SOFR + 3.50%), 04/20/35(1)(2)	500,000	501,859
MCF CLO IX Ltd., Class A1RR, Series 2024-1A (Cayman Islands), 6.28%, (3-Month SOFR + 2.00%), 04/17/36(1)(2)	550,000	547,439
Owl Rock CLO III Ltd., Class AR, Series 2024-3A (Cayman Islands), 6.12%, (3-Month SOFR + 1.85%), 04/20/36(1)(2)	1,000,000	1,005,112
Owl Rock CLO VII LLC, Class AR, Series 2025-7A, 5.72%, (3-Month SOFR + 1.40%), 04/20/38(1)(2)	400,000	399,035
Whitehorse Principal Lending CLO 2022-1 Ltd., Class A1R, Series 2024-1A (United Kingdom), 6.04%, (3-Month SOFR + 1.78%), 10/15/36(1)(2)	600,000	600,478
Woodmont 2022-9 Trust, Class A1R, Series 2024-9A, 5.98%, (3-Month SOFR + 1.70%), 10/25/36(1)(2)	1,000,000	995,649
Total Asset Backed Securities
(Cost $17,331,844)		17,246,945
TERM LOANS – 5.5%
Energy – 0.3%
CPPIB OVM Member US LLC, 7.05%, (3-Month SOFR + 2.75%), 08/07/31(1)	50,000	50,000

Information Technology – 1.2%
Boost Newco. Borrower LLC, 6.30%, (3-Month SOFR + 2.00%), 01/31/31(1)	250,000	249,791

Utilities – 4.0%
Calpine Corp., 6.07%, (1-Month SOFR + 1.75%), 02/15/32(1)	800,000	797,552

Total Term Loans
(Cost $1,096,688)		1,097,343
TOTAL INVESTMENTS – 92.2%
(Cost $18,428,532)		18,344,288
Other Assets in Excess of Liabilities – 7.8%		1,545,726
Net Assets – 100.0%		$19,890,014

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $17,246,945, or 86.7% of net assets.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Schedule of Investments – Virtus Seix AAA Private Credit CLO ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$17,246,945	$—	$17,246,945
Term Loans	—	1,097,343	—	1,097,343
Total	$—	$18,344,288	$—	$18,344,288